Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 77,072	$ 442,983
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 20,809	$ 119,605
Non-deductible stock based compensation and other	3,291	4,676
Differences in tax rates in foreign jurisdictions	(78,724)	(133,361)
Impact of CRA Settlement	71	20,334
Current period unrecognized temporary differences - impairment of mineral stream interests	44,796
Current period unrecognized temporary differences—other	17,212	10,007
Write down (reversal of write down) or recognition of prior period temporary differences	(16,521)	(5,393)
Income tax expense (recovery)	$ (9,066)	$ 15,868